SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS
The Group has evaluated subsequent events through March 2, 2026 the date of issuance of the unaudited condensed consolidated financial statements.
In January 2026, WSI, a wholly-owned subsidiary entered into a facility letter agreement amendment (“facility letter”) with certain banking corporation in Hong Kong, to increase its existing banking facilities from HK$20 million to HK$40 million. The facilities are revolving in nature and intended to support WSI’s trading activities. This increase provides additional liquidity to WSI but does not impact the consolidated financial position as of September 30, 2025.
Except for the matters mentioned above and those disclosed elsewhere in the unaudited condensed consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s unaudited condensed consolidated financial statements.